Share Options - Schedule of Assumptions Used to Estimate the Fair Values of the Options Granted (Details) - $ / shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Assumptions Used to Estimate the Fair Values of the Options Granted [Line Items]
Dividend yield (%)
Expected life (years)	6 years 3 months	6 years 3 months
Minimum [Member]
Schedule of Assumptions Used to Estimate the Fair Values of the Options Granted [Line Items]
Volatility (%)	60.51%	52.70%
Risk-free interest rate (%)	3.90%	4.00%
Exercise price ($) (in Dollars per share)	$ 2.3	$ 1.47
Share price ($) (in Dollars per share)	$ 2.4	$ 1.72
Maximum [Member]
Schedule of Assumptions Used to Estimate the Fair Values of the Options Granted [Line Items]
Volatility (%)	61.52%	73.50%
Risk-free interest rate (%)	4.50%	4.30%
Exercise price ($) (in Dollars per share)	$ 4	$ 5.02
Share price ($) (in Dollars per share)	$ 4	$ 4.96